Fair Value (Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2020	Mar. 31, 2020
Financial liabilities:
Long-term debt		¥ 2,802,428	¥ 2,537,082
Carrying amount
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		58,623,000	63,755,000
Investments		790,000	862,000
Loans, net of allowance	[1]	89,611,000	86,914,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		53,640,000	51,954,000
Interest-bearing deposits		118,333,000	114,653,000
Due to trust accounts		564,000	250,000
Other short-term borrowings		7,526,000	4,914,000
Long-term debt		8,266,000	7,821,000
Estimated fair value
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		58,623,000	63,755,000
Investments		812,000	875,000
Loans, net of allowance	[1]	90,983,000	88,124,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		53,640,000	51,954,000
Interest-bearing deposits		118,347,000	114,659,000
Due to trust accounts		564,000	250,000
Other short-term borrowings		7,526,000	4,914,000
Long-term debt		8,493,000	7,708,000
Estimated fair value | Level 1
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		42,233,000	1,318,000
Investments		491,000	493,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions			29,812,000
Interest-bearing deposits			58,935,000
Estimated fair value | Level 2
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		16,390,000	62,437,000
Investments		321,000	382,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		53,640,000	22,142,000
Interest-bearing deposits		118,347,000	55,724,000
Due to trust accounts		564,000	250,000
Other short-term borrowings		7,526,000	4,914,000
Long-term debt		7,155,000	6,813,000
Estimated fair value | Level 3
Financial assets:
Loans, net of allowance	[1]	90,983,000	88,124,000
Financial liabilities:
Long-term debt		¥ 1,338,000	¥ 895,000

[1]	Loans, net of allowance include items measured at fair value on a nonrecurring basis.